Leases (Disclosure of lease liability) (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Lease liabilities [abstract]
Lease liability - current	$ 0	$ 0
Lease liability - non- current		0
Total lease liability	$ 0	$ 0	$ 15,189